July 6, 2026

Via EDGAR Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Tema ETF Trust, File Nos. 333-267188 and 811-23823

Ladies and Gentlemen:

On behalf of the Tema U.S. Manufacturing & Reshoring ETF (WELD), Tema Durable Quality ETF (TOLL), Tema Electrification ETF (VOLT), Tema Heart & Health ETF (HRTS), Tema Oncology ETF (CANC), and Tema S&P 500 Historical Weight ETF Strategy (DSPY) (each a “Fund” collectively the “Funds”), a series of Tema ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Funds contained in Post-Effective Amendment No. 157 to the Registrant’s Registration Statement on Form N-1A, dated June 29, 2026 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Funds was filed electronically with the Securities and Exchange Commission June 29, 2026, accession number 0001999371-26-013735.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench